Reinsurance and Indemnification - Florida Hurricane Catastrophe Fund (Details)	12 Months Ended
	May 31, 2019 USD ($) hurricane	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Reinsurance Retention Policy [Line Items]
Ceded premium earned		$ 1,306,000,000	$ 1,274,000,000	$ 1,296,000,000
Reinsurance and indemnification recoverables, net		$ 9,565,000,000	8,921,000,000
Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Emergency assessment maximum percentage of premiums first year		6.00%
Emergency assessment maximum percentage of premiums subsequent years		10.00%
Emergency assessment, bonds issued				2,000,000,000
Emergency assessment maximum percentage of premiums subsequent years, FL OIR		0.00%
Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Ceded premium earned		$ 10,000,000	11,000,000	12,000,000
Ceded losses incurred		143,000,000	19,000,000	$ 0
Reinsurance and indemnification recoverables, net		$ 104,000,000	$ 19,000,000
Scenario, Forecast | Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Percent of losses in excess of retention level to be reimbursed	90.00%
Retention level for losses related to 2 largest hurricanes	$ 54,000,000
Number of storms | hurricane	2
Retention level for losses related to other hurricanes	$ 18,000,000
Maximum Retention level for losses related to hurricanes	$ 172,000,000